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US Legal Services

Eva M. Bryant
Paralegal
(860) 580-2795
Fax: (860) 580-4844
Eva.Bryant@us.ing.com

April 30, 2008

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention: Filing Desk

Re: ING Life Insurance and Annuity Company and its Variable Annuity Account C Prospectus Title: Group 403(b), 401 and HR10 Plans Variable Annuity Contracts File Nos.: 033-75996 and 811-02513 Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “33 Act”), this is to certify that the
Supplement to the Contract Prospectus and Statement of Additional Information, the Contract
Prospectus and the Statement of Additional Information contained in Post-Effective Amendment
No. 36 to the Registration Statement on Form N-4 (“Amendment No. 36”) for Variable Annuity
Account C of ING Life Insurance and Annuity Company (the “Registrant”) that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in
Amendment No. 36 which was declared effective on April 28, 2008. The text of Amendment No.
36 was filed electronically on April 18, 2008.

If you have any questions regarding this submission, please call Michael Pignatella at 860-580-
2831 or the undersigned at 860-580-2795.

Sincerely,

/s/ Eva M. Bryant

Eva M. Bryant

Windsor Site	ING North America Insurance Corporation
One Orange Way, C1S
Windsor, CT 06095-4774